Summary Of Significant Accounting Policies - Additional Information (Detail)	Dec. 31, 2020 USD ($) shares
Federal depository insurance coverage | $	$ 250,000
IPO And Private Placement [Member]
Class of warrants to purchase common stock | shares	24,137,500